Contracts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Contracts Receivable, Net [Abstract]
Schedule of Contracts Receivable, Net

Contracts receivable, net is comprised of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Contracts receivable	35,483,615	46,993,517	6,040,377
Allowance for expected credit losses	(8,069,497)	(14,869,284)	(1,911,245)
Balance at end of year	27,414,118	32,124,233	4,129,132

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	2,589,214	8,069,497	1,037,225
Addition	5,480,283	6,799,787	874,020
Ending balance	8,069,497	14,869,284	1,911,245